Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Less accumulated amortization	$ (105,000)	$ (105,000)
Net carrying value
Internal Use Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Internal Use Software	$ 105,000	$ 105,000